Trade and Other Receivables - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Trade Receivables [Line Items]
Brazilian tax credits and interest receivables	$ 1,299	$ 1,120
Trade receivables [member]
Disclosure of Trade Receivables [Line Items]
Impairment losses	$ 53	$ 56